SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation and statement of compliance
a)	Basis of preparation and statement of compliance
The consolidated financial statements are general purpose consolidated financial statements that have been prepared in accordance with the requirements of the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Company’s consolidated financial statements include the assets and liabilities of all subsidiaries of the Company as at June 30, 2019 and the results of the subsidiaries for the year then ended. Inter-entity transactions with, or between, subsidiaries are eliminated in full on consolidation.
Except for cash flow information, the financial report has been prepared on an accrual basis and is based on historical costs, modified, where applicable, for financial liabilities and assets held at fair value through profit or loss and is presented in Australian dollars which is the Company’s functional and presentation currency.

New Standards adopted as at July 1, 2018
b)	New Standards adopted as at July 1, 2018
The Company has adopted all the new, revised or amended Accounting Standards and Interpretations issued by the IASB that are mandatory for the current reporting period.
IFRS 15 Revenue from Contracts with Customers
IFRS 15 Revenue from Contracts with Customers and the related Clarifications to IFRS 15 Revenue from Contracts with Customers (hereinafter referred to as ‘IFRS 15’) replace IFRS 118 Revenue, IFRS 111 Construction Contracts, and several revenue-related Interpretations. The new Standard has been applied retrospectively without restatement, with the cumulative effect of initial application recognized as an adjustment to the opening balance of retained earnings at July 1, 2018. In accordance with the transition guidance, IFRS 15 has only been applied to contracts that are incomplete as at January 1, 2018.
While this represents significant new guidance, the implementation of this new guidance did not have a significant impact on the timing or amount of revenue recognized by the Company in any year.
IFRS 9 Financial Instruments
IFRS 9 replaces IFRS 139 ‘Financial Instruments: Recognition and Measurement’. It makes major changes to the previous guidance on the classification and measurement of financial assets and introduces an ‘expected credit loss’ model for the impairment of financial assets.
When adopting IFRS 9, the Company has applied transitional relief and opted not to restate prior periods. Differences arising from the adoption of IFRS 9 in relation to classification, measurement, and impairment are recognized in retained earnings.
The adoption of IFRS 9 has impacted the impairment of financial assets applying the expected credit loss model. This affects the Company’s trade receivables and investments in debt-type assets measured at amortized cost. For contract assets arising from IFRS 15 and trade receivables, the Company applies a simplified model of recognizing lifetime expected credit losses as these items do not have a significant financing component.
While this represents significant new guidance, the implementation of this new guidance did not have an impact on the recognition and measurement of financial instruments outside the areas described above.

Accounting Standards issued but not yet effective and not been adopted early by the Company
At the date of authorization of these financial statements, several new, but not yet effective, Standards, amendments to existing Standards, and Interpretations have been published by the IASB. None of these Standards, amendments or Interpretations has been adopted early by the Company.
Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. New Standards, amendments and Interpretations neither adopted nor listed below have not been disclosed as they are not expected to have a material impact on the Company’s financial statements.
IFRS 16 Leases
IFRS 16 will replace IFRS 117 ‘Leases’ and three related Interpretations. It completes the IASB’s long-running project to overhaul lease accounting. Leases will be recorded in the statement of financial position in the form of a right-of-use
asset and a lease liability. There are two important reliefs provided by IFRS 16 for assets of low value and short-term leases of less than 12 months.
IFRS 16 is effective from periods beginning on or after July 1, 2019. Early adoption is permitted; however, the Company have decided not to early adopt.
Based on the entity’s assessment, it is expected that the first-time adoption of IFRS 16 for the year ending June 30, 2020 will have a material impact on the transactions and balances recognized in the financial statements, in particular:

•	lease assets and financial liabilities on the balance sheet will increase by A$1,599,724 and A$1,725,540 respectively (based on the facts at the date of the assessment),

•	there will be a reduction in the reported equity as the carrying amount of lease assets will reduce more quickly than the carrying amount of lease liabilities,

•
Loss for the period in the statement of profit or loss and other comprehensive income will be higher as the implicit interest in lease payments for former off-balance
sheet leases will be presented as part of finance costs rather than being included in operating expenses,

•
operating cash outflows will be lower and financing cash flows will be higher in the statement of cash flows as principal repayments on all lease liabilities will now be included in financing activities rather than operating activities. Interest can also be included within financing activities.

The Company will adopt IFRS 16 effective July 1, 2019 using the Standard’s modified retrospective approach. Under this approach, the cumulative effect of initially applying IFRS 16 is recognized as an adjustment to equity at the date of initial application. Comparative information is not restated.

Basis of consolidation
(c)	Basis of consolidation
The consolidated financial statements comprise the financial statements of Avita Medical Limited and its subsidiaries (‘the Company’) as at the reporting date each year. The Parent controls a subsidiary if it is exposed, or has rights, to variable returns from its involvement with the subsidiary and can affect those returns through its power over the subsidiary. All subsidiaries have a reporting date of June 30.
In preparing the consolidated financial statements, all intercompany balances and transactions, income and expenses and profit and losses resulting from intracompany transactions have been eliminated in full. Subsidiaries are fully consolidated from the date on which control is obtained by the Company and cease to be consolidated from the date on which control is transferred out of the Company.

Segment reporting
(d)	Segment reporting
An operating segment is a component of an entity that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. This includes start-up
operations which are yet to earn revenues. Management will also consider other factors in determining operating segments such as the existence of a line manager and the level of segment information presented to the Board of Directors.
Operating segments have been identified based on the information provided to the chief operating decision makers – being the Chief Executive Officer. The company aggregates two or more operating segments when they have similar economic characteristics, and the segments are similar in each of the following respects:

•	Nature of the products and services;

•	Nature of the production processes;

•	Type or class of customer for the products and services;

•	Methods used to distribute the products or provide the services and, if applicable;

•	Nature of the regulatory environment.
Operating segments that meet the quantitative criteria as prescribed by IFRS 8 Operating Segments are reported separately. However, an operating segment that does not meet the quantitative criteria is still reported separately where information about the segment would be useful to users of the financial statements.

Revenue recognition
(e)	Revenue recognition
Revenue is recognized at a point in time based on the fixed invoice price when the Company satisfies performance obligations by transferring the promised goods or services to its customers.
To determine whether to recognize revenue, the Company follows a
5-step
process:

1.	Identifying the contract with a customer

2.	Identifying the performance obligations

3.	Determining the transaction price

4.	Allocating the transaction price to the performance obligations

5.	Recognizing revenue when/as performance obligation(s) are satisfied.
The Company recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as contract liabilities in the statement of financial position. Similarly, if the Company satisfies a performance obligation before it receives the consideration, the Company recognizes either a contract asset or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.

Sale of goods – RECELL
Revenue is earned (constrained by variable considerations, which include returns and volume rebates) from the sale of RECELL products. Sales are recognized when performance obligations are satisfied at a point in time. Generally, the supply of product under a contract will represent the satisfaction of a performance obligation at a point in time, which is when control of the product passes to the customer.
Estimates on sales returns are performed by management using inputs which include historical returns and customer sales data amongst other factors.
RECELL is often sold with respective volume rebates based on aggregated sales over a
12-month
period. Revenue from these sales is recognized based on the price specified in the contract, net of estimated volume rebates. Accumulated experience is used to estimate and provide for the discounts, using the expected value method, and revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. A refund liability (trade and other payables) is recognized for expected volume rebates payable to customers in relation to sales made until the end of the reporting period. The Company’s obligation to repair or replace faulty products under the standard warranty terms is recognized as a provision.
Revenue recognition (Comparative period June 30, 2018)
Revenue is recognized and measured at the fair value of the consideration received or receivable to the extent it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. The following specific recognition criteria must also be met before revenue is recognized:
Sale of goods
Revenue from the sale of goods is recognized when the significant risks and rewards of ownership of the goods have passed to the buyer and the costs incurred or to be incurred in respect of the transaction can be measured reliably. Risks and rewards of ownership are considered passed to the buyer at the time of shipment of the goods to the customer.
Interest income
Revenue is recognized as interest accrues using the effective interest method.

Government and other grants
(f)	Government and other grants
Government grants are recognized when there is reasonable assurance that the grant will be received, and all attaching conditions will be complied with.
When the grant relates to an expense item, it is recognized as income over the periods necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Grants are not credited directly to shareholders equity.
When the grant relates to an asset, the fair value is credited to deferred income and is released to the profit or loss over the expected useful life of the relevant asset by equal annual installments.
The Company had been granted a BARDA contract in September 2015, wherein BARDA funded the Company to support the ongoing U.S. clinical regulatory program towards FDA Premarket Approval, Compassionate Use program, clinical and health economics research, and U.S. pediatric burn programs. BARDA income is recognized in the income statement when it is probable that the Company will receive the economic benefits of the contract and the amount can be reliably measured. The BARDA contract allows the Company to be reimbursed for costs incurred to fund the programs outlined above. The BARDA funds received are recognized in the period that the costs are incurred by the project.

Leases
(g)	Leases
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset.
Company as a lessee
Finance leases, which transfer to the Company substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the inception of the lease at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between the finance charges and reduction of the lease liability to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized as an expense in profit or loss.
Capitalized leased assets are depreciated over the shorter of the estimated useful life of the asset and the lease term if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term.
Operating lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term. Operating lease incentives are recognized as a liability when received and subsequently reduced by allocating lease payments between rental expense and reduction of the liability.

Cash and cash equivalents
(h)	Cash and cash equivalents
Cash and cash equivalents in the consolidated statement of financial position comprise of cash at bank and in hand and short-term deposits with an original maturity of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
For the purposes of the consolidated statement of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above, net of outstanding bank overdrafts. Bank overdrafts are included within interest-bearing loans and borrowings in current liabilities on the consolidated statement of financial position.

Inventories
(i)	Inventories
Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for at purchase cost on a first-in,
first-out
basis. Assembly costs as invoiced by a third party are factored into the cost of finished goods.
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Foreign currency translation
(j)	Foreign currency translation
Functional and presentational currency
Both the functional and presentational currency of Avita Medical Limited and its Australian subsidiaries is Australian dollars (A$). The United Kingdom’s subsidiary’s functional currency is Pound Sterling and the United States’ subsidiary’s functional currency is United States Dollars. These are translated to the presentational currency (see below).
Transactions and balances
Transactions in foreign currencies are initially recorded in the functional currency by applying the exchange rates ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange ruling at the reporting date.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined.
Translation of the Company functional currency to presentational currency
The results of the overseas subsidiaries are translated into Australian Dollars as at the date of each transaction. Assets and liabilities are translated at exchange rates prevailing at reporting date. Profit and loss items are translated at average rates and equity items are translated at the date of each transaction. Exchange variations resulting from the translation are recognized in the foreign currency translation reserve in equity.
On consolidation, exchange differences arising from the translation of the net investment in overseas subsidiaries are taken to the foreign currency translation reserve. If an overseas subsidiary were sold, the proportionate share of exchange differences would be transferred out of equity and recognized in profit or loss.

Income tax and other taxes
(k)	Income tax and other taxes
Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities based on the current period’s taxable income. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the reporting date. Included in income tax benefits are research and development claims.
Deferred income tax is provided on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred income tax liabilities are recognized for all taxable temporary differences except:

•
when the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

•
when the taxable temporary difference is associated with investments in subsidiaries, associates or interests in joint ventures, and the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized, except:

•
when the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

•
when the deductible temporary difference is associated with investments in subsidiaries, associates or interests in joint ventures, in which case a deferred tax asset is only recognized to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to the same taxable entity and the same taxation authority.
Tax consolidation legislation
Avita Medical Limited and its wholly owned Australian controlled entities implemented the tax consolidation legislation as of July 1, 2003.
The parent entity, Avita Medical Limited, and the controlled entities in the tax consolidated company continue to account for their own current and deferred tax amounts. The Company has applied the company allocation approach in determining the appropriate amount of current taxes and deferred taxes to allocate to members of the tax consolidated company.
In addition to its own current and deferred tax amounts, Avita Medical Limited also recognizes the current tax liabilities (or assets) and the deferred tax assets arising from unused tax losses and unused tax credits assumed from controlled entities in the tax consolidated company.
Assets or liabilities arising under tax funding agreements with the tax consolidated entities are recognized as amounts receivable from or payable to other entities in the Company.
Any difference between the amounts assumed and amounts receivable or payable under the tax funding agreement are recognized as a contribution to (or distribution from) wholly owned tax consolidated entities.

Other Taxes
Revenues, expenses and assets are recognized net of the amount of GST except:

•
when the GST incurred on a purchase of goods and services is not recoverable from the taxation authority, in which case the GST is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

•	receivables and payables, which are stated with the amount of GST included.
The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position.
Cash flows are included in the consolidated statement of cash flows on a gross basis and the GST component of cash flows arising from investing and financing activities, which is recoverable from, or payable to, the taxation authority is classified as part of operating cash flows.
Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the taxation authority.

Plant and equipment
(l)	Plant and equipment
The Company’s fixed assets are stated at cost less accumulated depreciation and any accumulated impairment losses. Depreciation is computed based on the straight-line method over the estimated useful lives of the various classes of assets. The ranges of estimated useful lives for the principal classes of assets are as follows:
Laboratory equipment – 5 years
Computer equipment – 5 years
Fixtures and fittings – 7 years
The Company reviews its long-lived assets for impairment annually, or when events or changes in circumstances indicate that the carrying amounts is greater than the recoverable amount. Recoverable amount is the “higher of” (i) fair value less costs of disposal and
(ii) value-in-use.
The excess of the carrying amount over its fair value is charged as impairment loss to profit and loss account.
Repairs and maintenance are recognized in profit or loss during the financial period in which they are incurred. Gains and losses on disposal are determined by comparing the proceeds on disposal with the carrying amount and are included in profit or loss.

Interest-bearing loans and borrowings
(m)	Interest-bearing loans and borrowings
All loans and borrowings are initially recognized at the fair value of the consideration received less directly attributable transaction costs.
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Fees paid on the establishment of loan facilities that are yield related are included as part of the carrying amount of the loans and borrowings.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Borrowing costs
Borrowing costs, other than borrowing costs relating to qualifying assets, are recognized as an expense when incurred.

Financial Instruments
(o)	Financial Instruments
Recognition and derecognition
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument.
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.
Classification and initial measurement of financial assets
Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value adjusted for transaction costs (where applicable).
Financial assets, other than those designated and effective as hedging instruments, are classified into the following categories:

•	amortized cost

•	fair value through profit or loss (FVTPL)

•	fair value through other comprehensive income (FVOCI).
In the periods presented the Company does not have any financial assets categorized as FVTPL or FVOCI.
The classification is determined by both:

•	the entity’s business model for managing the financial asset

•	the contractual cash flow characteristics of the financial asset.
All income and expenses relating to financial assets that are recognized in profit or loss are presented within finance costs, finance income or other financial items, except for impairment of trade receivables which is presented within other expenses.

Impairment of financial assets
IFRS 9’s impairment requirements use more forward-looking information to recognize expected credit losses – the ‘expected credit loss (ECL) model’. This replaces IFRS 139’s ‘incurred loss model’. Instruments within the scope of the new requirements included loans and other debt-type financial assets measured at amortized cost and FVOCI, trade receivables, contract assets recognized and measured under IFRS 15 and loan commitments and some financial guarantee contracts (for the issuer) that are not measured at fair value through profit or loss.
Recognition of credit losses is no longer dependent on the Company first identifying a credit loss event. Instead, the Company considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.
In applying this forward-looking approach, a distinction is made between:

•	financial instruments that have not deteriorated significantly in credit quality since initial recognition or that have low credit risk (‘Stage 1’) and

•	financial instruments that have deteriorated significantly in credit quality since initial recognition and whose credit risk is not low (‘Stage 2’).
‘Stage 3’ would cover financial assets that have objective evidence of impairment at the reporting date.
‘12-month
expected credit losses’ are recognized for the first category while ‘lifetime expected credit losses’ are recognized for the second category.
Financial asset impairment under IFRS 139 (Comparative periods June 30, 2018)
In the prior year, the impairment of trade receivables was based on the incurred loss model. Individually significant receivables were considered for impairment when they were past due or when other objective evidence was received that a specific counterparty will default. Receivables that were not considered to be individually impaired were reviewed for impairment in groups, which are determined by reference to the industry and region of the counterparty and other shared credit risk characteristics. The impairment loss estimate was then based on recent historical counterparty default rates for each identified group.
Trade and other receivables and contract assets
The Company makes use of a simplified approach in accounting for trade and other receivables as well as contract assets and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, Company uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses using a provision matrix.
Trade and other receivables (Comparative period June 30, 2018)
Trade receivables, which generally have
30-
to
90-day
terms, are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less an allowance for impairment.
Collectability of trade receivables is reviewed on an
on-going
basis at an operating unit level. Individual debts that are known to be uncollectible are written off when identified. An impairment provision is recognized when there is objective evidence that the Company will not be able to collect the receivable. Financial difficulties of the debtor, default payments and debts more than 90 days overdue may be considered objective evidence of impairment. The amount of the impairment loss is the receivable carrying amount compared to the present value of estimated future cash flows, discounted at the original effective interest rate.
The Company assess impairment of trade receivables on a collective basis as they possess shared credit risk characteristics, they have been grouped based on the days past due.

Classification and measurement of financial liabilities
As the accounting for financial liabilities remains largely the same under IFRS 9 compared to IFRS 139, the Company’s financial liabilities were not impacted by the adoption of IFRS 9. However, for completeness, the accounting policy is disclosed below.
The Company’s financial liabilities include trade and other payables. Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Company designated a financial liability at fair value through profit or loss.
Subsequently, financial liabilities are measured at amortized cost using the effective interest method except for derivatives and financial liabilities designated at FVPL, which are carried subsequently at fair value with gains or losses recognized in profit or loss.
All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within finance costs or finance income.
Trade and other payables (Comparative period June 30, 2019)
Trade payables and other payables are carried at amortized cost and due to their short-term nature, they are not discounted. They represent liabilities for goods and services provided to the Company prior to the end of the financial year that are unpaid and arise when the Company becomes obliged to make future payments in respect of the purchase of these goods and services. The amounts are unsecured and are usually paid within 30 days of recognition.
Financial Instruments (Comparative period June 30, 2018)
Recognition, Initial Measurement and Derecognition
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument and are measured initially at fair value adjusted by transactions costs, except for those carried at fair value through profit or loss, which are measured initially at fair value. Subsequent measurement of financial assets and financial liabilities are described below.
Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and all substantial risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, canceled or expires.
Classification and Subsequent Measurement of Financial Assets
For the purpose of subsequent measurement, financial assets other than those designated and effective as hedging instruments are classified into the following categories upon initial recognition:

•	Loans and receivables;

•	Financial assets at Fair Value Through Profit or Loss (‘FVTPL’);

•	Held-To-Maturity (‘HTM’) investments; or

•	Available-For-Sale (‘AFS’) financial assets.
All financial assets except for those at FVTPL are subject to review for impairment at least at each reporting date to identify whether there is any objective evidence that a financial asset or a group of financial assets is impaired. Different criteria to determine impairment are applied for each category of financial assets, which are described below.
All income and expenses relating to financial assets that are recognized in the Statement of Profit or Loss and Other Comprehensive Income are presented within finance costs, finance income or other financial items, except for impairment of trade receivables which is presented within other expenses.

Loans and Receivables
Loans and receivables are
non-derivative
financial assets with fixed or determinable payments that are not quoted in an active market. After initial recognition, these are measured at amortized cost using the effective interest method, less provision for impairment. Discounting is omitted where the effect of discounting is immaterial. The Company’s cash and cash equivalents, trade and most other receivables fall into this category of financial instruments.
Individually significant receivables are considered for impairment when they are past due or when other objective evidence is received that a specific counterparty will default. Receivables that are not considered to be individually impaired are reviewed for impairment in groups, which are determined by reference to the industry and region of a counterparty and other shared credit risk characteristics. The impairment loss estimate is then based on recent historical counterparty default rates for each identified group.
AFS financial assets
AFS financial assets are
non-derivative
financial assets that are either designated to this category or do not qualify for inclusion in any of the other categories of financial assets.
All AFS financial assets are measured at fair value. Gains and losses are recognized in other comprehensive income and reported within the AFS reserve within equity, except for impairment losses and foreign exchange differences on monetary assets, which are recognized in profit or loss. When the asset is disposed of or is determined to be impaired the cumulative gain or loss recognized in other comprehensive income is reclassified from the equity reserve to profit or loss and presented as a reclassification adjustment within other comprehensive income. Interest calculated using the effective interest method and dividends are recognized in profit or loss within ‘finance income’.
Reversals of impairment losses for AFS debt securities are recognized in profit or loss if the reversal can be objectively related to an event occurring after the impairment loss was recognized. For AFS equity investments impairment reversals are not recognized in profit loss and any subsequent increase in fair value is recognized in other comprehensive income.
Classification and subsequent measurement of financial liabilities
The Company’s financial liabilities include borrowings, trade and other payables.
Financial liabilities are measured subsequently at amortized cost using the effective interest method, except for financial liabilities held for trading or designated at FVTPL, that are carried subsequently at fair value with gains or losses recognized in profit or loss.

Provisions and employee leave benefits
(p)	Provisions and employee leave benefits
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
When the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in profit or loss net of any reimbursement.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the reporting date using a discounted cash flow methodology. The risks specific to the provision are factored into the cash flows and as such a risk-free government bond rate relative to the expected life of the provision is used as a discount rate. If the effect of the time value of money is material, provisions are discounted using a current pre-tax
rate that reflects the time value of money and the risks specific to the liability. The increase in the provision resulting from the passage of time is recognized in finance costs.
Employee leave benefits
Liabilities for wages and salaries, including
non-monetary
benefits, annual leave and accumulating sick leave expected to be settled within 12 months of the reporting date are recognized in respect of employees’ services up to the reporting date. They are measured at the amounts expected to be paid when the liabilities are settled. Expenses for non-accumulating
sick leave are recognized when the leave is taken and are measured at the rates paid or payable.

Share-based payment transactions
(q)	Share-based payment transactions
The Company provides benefits to employees (including Key Management Personnel) in the form of share-based payments, whereby employees render services in exchange for shares or rights over shares (equity-settled transactions).
The Company has in place an Employee Share Option Plan (ESOP) which provides benefits to employees.
The cost of these equity-settled transactions with employees is measured by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is determined by an external valuer using a binomial model.
The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled (the vesting period), ending on the date on which the relevant employees become fully entitled to the award (the vesting date).
At each subsequent reporting date until vesting, the cumulative charge to profit or loss is the product of:

(i)	the grant date fair value of the award;

(ii)
the current best estimate of the number of awards that will vest, considering such factors as the likelihood of employee turnover during the vesting period and the likelihood of non-market
performance conditions being met; and

(iii)	the expired portion of the vesting period.

The charge to profit or loss for the period is the cumulative amount as calculated above less the amounts already charged in previous periods. There is a corresponding entry to equity.
The expense recognized by Avita Medical Limited in relation to equity-settled awards only represents the expense associated with grants to employees of the parent. The expense recognized by the Company is the total expense associated with all such awards.
Until an award has vested, any amounts recorded are contingent and will be adjusted if more or fewer awards vest than were originally anticipated to do so. Any award subject to a market condition is considered to vest irrespective of whether or not that market condition is fulfilled, provided that all other conditions are satisfied.
If the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified. An additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee, as measured at the date of modification.
If an equity-settled award is canceled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. However, if a new award is substituted for the canceled award and designated as a replacement award on the date that it is granted, the canceled and new award is treated as if they were a modification of the original award, as described in the previous paragraph.
The dilutive effect, if any, of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

Contributed equity
(r)	Contributed equity
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Basic loss per share is calculated as net loss attributable to members of the parent, adjusted to exclude any costs of servicing equity (other than dividends), divided by the weighted average number of ordinary shares, adjusted for any bonus element.
Diluted loss per share is calculated as net loss attributable to members of the parent, adjusted for:

•	costs of servicing equity (other than dividends);

•	the after-tax effect of dividends and interest associated with dilutive potential ordinary shares that have been recognized as expenses; and

•	other non-discretionary changes in revenues or expenses during the year that would result from the dilution of potential ordinary shares;

•	divided by the weighted average number of ordinary shares and dilutive potential ordinary shares, adjusted for any bonus element.

Research and development costs
(s)	Research and development costs
Expenditures during the research phase of a project are recognized as expenses when incurred. Development costs are capitalized only when technical feasibility studies identify that the project is expected to deliver future economic benefits and these benefits can be measured reliably.
Capitalized development costs have a finite useful life and amortized on a systematic basis based on the future economic benefits over the useful life of the project.

Intangible assets
(t)	Intangible assets
Separately acquired patents are initially measured at cost. Following initial recognition, it is carried at cost less any amortization and impairment. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses.

Going Concern
(u)	Going Concern
These financial statements have been prepared on the basis of going concern, which contemplates the continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business. During the financial year ended June 30, 2019 and 2018, the Company has generated a loss for the period of A$35,160,227 and A$16,519,155 and the Company has used cash in operations of A$27,485,659 and A$16,372,024, respectively.
During the year ended June 30, 2019, the Company completed a series of equity transactions totaling gross proceeds of A$45,036,886 which were used to fund operations.
During the year ended June 30, 2019, the Company completed a series of equity transactions. The Company issued 65,000,000 shares at a price of A$0.050 per share and received gross proceeds of A$3,250,000 on July 26, 2018. The Company completed the first tranche of an institutional placement in which it issued 310,047,015 fully paid ordinary shares at a price of A$0.080 per share raising gross proceeds of A$24,803,761 on December 4, 2018. The institutional placement included a second tranche in which it issued 189,952,985 shares at a price of A$0.080 per share and received gross proceeds of A$15,196,239. In addition, on January 11, 2019 the Company completed a Share Purchase Plan under which it issued 22,061,250 shares of stock at a price of $0.080 per share and received gross proceeds of A$1,764,900.
The Company benefits from cash inflows from the series of BARDA contracts, the first of which was awarded to the Company in September 2015. These payments from BARDA offset costs from various activities undertaken to support the FDA regulatory approval process for RECELL in the U.S., preparation for the planned commercial launch of RECELL in the U.S., and RECELL clinical programs in the U.S. With the U.S. FDA approval of RECELL for the treatment of burns in September 2018, and the U.S. market launch of the product in January 2019, sales of goods are expected to be an increasing source of revenue in the future. Another anticipated source of revenue for the Company is the BARDA contract line item covering the initial purchase, delivery and storage of the RECELL System in the amount of US$7,594,620 (approximately A$10,300,000).
The Company expects to be utilizing cash reserves until U.S. and international sales of its products reach the level to fund ongoing operations. The Company has historically funded its research and development activities, and more recently its substantial investment in sales and marketing activities, through raising capital by issuing securities in the Company, and it is expected that similar funding will be obtained to provide working capital if and when required. If the Company is unable to raise capital in the future, the Company may need to curtail expenditures by scaling back certain research and development or other programs.
As a result of the above, the directors are satisfied that there is enough working capital to support the committed research and development programs and other activities over the next 12 months and the Company can realize its assets and pay its liabilities and commitments in the normal course of business. Accordingly, the directors have prepared the financial report on a going concern basis.